UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

April 30, 2018

MFS® Global High Yield Fund

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 34.1%
Aerospace - 0.4%
TA Manufacturing Ltd., 3.625%, 4/15/2023	EUR	1,225,000	$1,505,161

Apparel Manufacturers - 0.2%
PVH Corp., 3.125%, 12/15/2027 (n)	EUR	720,000	$860,911

Asset-Backed & Securitized - 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 1.121%, 2/18/2030 (i)		$30,261	$1
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		297,747	447

			$448
Automotive - 2.6%
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022 (n)		$1,455,000	$1,512,764
IHO Verwaltungs GmbH, 3.75%, 9/15/2026	EUR	1,200,000	1,521,576
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,105,000	1,528,029
Jaguar Land Rover PLC, 4.5%, 10/01/2027 (n)		$2,475,000	2,227,500
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	422,103
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024	EUR	1,055,000	1,344,089
Schaeffler Finance B.V., 3.25%, 5/15/2025	EUR	905,000	1,165,095

			$9,721,156
Broadcasting - 0.6%
United Group B.V., 4.375%, 7/01/2022	EUR	285,000	$351,914
United Group B.V., 4.375%, 7/01/2022 (n)	EUR	1,027,000	1,268,123
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	550,000	697,323

			$2,317,360
Building - 1.6%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$1,464,000	$1,445,700
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,338,063
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,408,232
Titan Global Finance PLC, 3.5%, 6/17/2021	EUR	365,000	463,201
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,461,000	1,506,656

			$6,161,852
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	1,019,000	$1,326,394

Cable TV - 2.3%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$945,000	$930,825
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,695,000	2,323,211
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	210,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,633,725
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	461,963
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,620,000	1,675,096
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,101,784
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	250,425

			$8,587,029
Chemicals - 1.8%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025	EUR	1,435,000	$1,823,506
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	1,730,560
K&S AG, 2.625%, 4/06/2023	EUR	790,000	998,041

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
OCI N.V., 5%, 4/15/2023 (n)	EUR	500,000	$613,636
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,675,109

			$6,840,852
Conglomerates - 0.8%
Colfax Corp., 3.25%, 5/15/2025	EUR	1,325,000	$1,614,791
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,355,000	1,325,204

			$2,939,995
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)		$291,000	$40,740
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)(n)		150,000	21,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	137,250
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	254,865
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		415,000	413,963

			$867,818
Consumer Products - 0.3%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	870,000	$1,050,593

Containers - 0.4%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	$1,345,410

Emerging Market Quasi-Sovereign - 2.1%
KazAgro National Management Holding, 4.625%, 5/24/2023		$1,400,000	$1,368,500
KazMunayGas National Co. JSC, 4.75%, 4/24/2025 (z)		1,190,000	1,186,316
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,080,000	1,136,160
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		813,000	799,586
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		1,413,000	1,377,463
Petrobras Global Finance B.V., 5.75%, 2/01/2029		75,000	71,175
Petrobras International Finance Co., 6.75%, 1/27/2041		705,000	669,045
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,389,660

			$7,997,905
Emerging Market Sovereign - 1.0%
Government of Ukraine, 7.75%, 9/01/2024		$853,000	$850,868
Government of Ukraine, 7.375%, 9/25/2032 (n)		500,000	461,350
Republic of Argentina, 5.875%, 1/11/2028		1,413,000	1,294,308
Republic of South Africa, 4.875%, 4/14/2026		1,185,000	1,163,864

			$3,770,390
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		$528,000	$1,320
Afren PLC, 11.5%, 2/01/2019 (a)(d)(z)		1,000,000	2,500

			$3,820
Energy - Integrated - 0.3%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$999,000	$954,045

Financial Institutions - 1.1%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,305,000	$1,787,409
Intrum Justitia AB, 3.125%, 7/15/2024	EUR	1,350,000	1,599,513
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$870,000	844,988

			$4,231,910

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 1.5%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,575,000	$1,613,425
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	565,725
Grupo Bimbo S.A.B. de C.V., 5.95%, 12/31/2049 (z)		674,000	674,607
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	994,919
MARB BondCo PLC, 7%, 3/15/2024 (n)		997,000	953,391
MARB BondCo PLC, 6.875%, 1/19/2025 (n)		876,000	823,440

			$5,625,507
Gaming & Lodging - 1.2%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,350,000	$1,679,526
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,103,041
Scientific Games International, Inc., 5.5%, 2/15/2026 (n)	EUR	1,095,000	1,264,470
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		$655,000	641,900

			$4,688,937
Industrial - 0.4%
Platin 1426 GmbH, 5.375%, 6/15/2023 (n)	EUR	1,210,000	$1,448,849

International Market Quasi-Sovereign - 0.4%
Electricite de France S.A., 5.375% to 1/29/2025, FLR to 12/31/2049	EUR	1,100,000	$1,472,883

Machinery & Tools - 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$638,600

Major Banks - 1.3%
Barclays PLC, 8% to 12/15/2020, FLR to 12/31/2049	EUR	1,445,000	$2,006,632
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	1,964,887
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049		710,000	747,275

			$4,718,794
Medical & Health Technology & Services - 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$790,593

Metals & Mining - 1.2%
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		$494,000	$510,055
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		375,000	356,250
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	199,460
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	219,863
KME AG, 6.75%, 2/01/2023 (n)	EUR	1,090,000	1,335,936
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		$150,000	157,452
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		500,000	509,150
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,314,343

			$4,602,509
Network & Telecom - 0.6%
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$2,240,000	$2,281,440

Oil Services - 0.3%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		$1,000,000	$1,015,000

Other Banks & Diversified Financials - 0.7%
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)		$634,000	$618,150
Banco Votorantim S.A., 8.25% to 12/7/2022, FLR to 12/31/2049 (n)		472,000	476,577
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,400,000	1,395,352

			$2,490,079

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.9%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	1,095,000	$1,387,712
Grifols S.A., 3.2%, 5/01/2025	EUR	1,680,000	2,043,984

			$3,431,696
Pollution Control - 0.5%
Aegea Finance, 5.75%, 10/10/2024 (n)		$1,104,000	$1,090,200
Paprec Holding S.A., 4%, 3/31/2025 (n)	EUR	790,000	964,737

			$2,054,937
Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$1,479,529

Retailers - 1.0%
3AB Optique Developpement S.A.S, 4%, 10/01/2023	EUR	1,100,000	$1,248,694
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,358,307
Maxeda DIY Holding B.V., 6.125%, 7/15/2022	EUR	949,000	1,080,117

			$3,687,118
Supermarkets - 0.9%
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022 (n)		$1,347,000	$1,361,925
Tesco PLC, 6.15%, 11/15/2037 (n)		1,770,000	1,894,504

			$3,256,429
Telecommunications - Wireless - 1.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$790,000	$754,450
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	365,576
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	311,654
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,686,000	1,589,055
Wind Tre S.p.A., 3.125%, 1/20/2025	EUR	1,410,000	1,499,071

			$4,519,806
Transportation - Services - 2.4%
Europcar Groupe S.A., 5.75%, 6/15/2022	EUR	1,080,000	$1,347,899
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,240,000	1,636,811
JSL Europe S.A., 7.75%, 7/26/2024 (n)		$1,497,000	1,508,228
Navios South American Logistics, Inc., 7.25%, 5/01/2022		335,000	321,600
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	950,400
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		463,000	452,004
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,677,170
Topaz Marine S.A., 9.125%, 7/26/2022		444,000	457,711
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		518,000	533,996

			$8,885,819
Utilities - Electric Power - 2.8%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$1,050,000	$1,026,480
Drax Finco PLC, 6.625%, 11/01/2025 (z)		590,000	592,950
Genneia S.A., 8.75%, 1/20/2022		1,084,000	1,163,945
Genneia S.A., 8.75%, 1/20/2022 (n)		736,000	790,280
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		1,749,000	1,687,785
Light S.A., 7.25%, 5/03/2023 (z)		946,000	953,095
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		661,000	644,475
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (z)		1,200,000	1,199,971
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,592,000	1,695,942
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		886,000	897,075

			$10,651,998
Total Bonds			$128,223,572

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)	13,255	$408,451

Investment Companies (h) - 65.3%
Bond Funds - 63.1%
MFS High Yield Pooled Portfolio (v)	26,132,555	$237,283,597

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 1.78% (v)	8,316,484	$8,315,652
Total Investment Companies		$245,599,249

Other Assets, Less Liabilities - 0.5%		2,019,607
Net Assets - 100.0%		$376,250,879

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $245,599,249 and $128,632,023, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $66,914,417, representing 17.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 6.625%, 12/09/2020	11/20/15	$515,241	$1,320
Afren PLC, 11.5%, 2/01/2019	11/20/15	986,320	2,500
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	592,746	592,950
Grupo Bimbo S.A.B. de C.V., 5.95%, 12/31/2049	4/12/18	674,000	674,607
KazMunayGas National Co. JSC, 4.75%, 4/24/2025	4/17/18	1,190,000	1,186,316
Light S.A., 7.25%, 5/03/2023	4/25/18	941,128	953,095
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	2	447
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	4/17/18	1,200,000	1,199,971
Total Restricted Securities			$4,611,206
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CJSC	Closed Joint Stock Company
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,005,063	EUR	817,662	Barclays PLC	5/25/2018	$15,939
USD	1,072,923	EUR	870,000	Brown Brothers Harriman	5/25/2018	20,488
USD	630,850	EUR	508,000	Citibank N.A.	5/25/2018	16,324
USD	498,928	EUR	403,978	Deutsche Bank AG	5/25/2018	10,238
USD	8,785,789	GBP	6,158,681	Deutsche Bank AG	5/25/2018	297,778
USD	50,828,019	EUR	40,926,596	JPMorgan Chase Bank	5/25/2018	1,319,276

						$1,680,043

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	944,000	USD	1,159,024	BNP Paribas SA	5/25/2018	$(17,071)
EUR	705,873	USD	871,107	Citibank N.A.	5/25/2018	(17,215)
EUR	504,238	USD	624,003	Deutsche Bank AG	6/8/2018	(13,344)
EUR	1,909,499	USD	2,364,827	Goldman Sachs	5/25/2018	(54,913)
GBP	1,189,048	USD	1,694,849	Deutsche Bank AG	5/25/2018	(56,080)
USD	1,066,896	CAD	1,375,000	Brown Brothers Harriman	5/25/2018	(4,529)

						$(163,152)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$5,861,625	June - 2018	$24,004

At April 30, 2018, the fund had cash collateral of $44,100 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

4/30/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

7

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$408,451	$—	$—	$408,451
Non-U.S. Sovereign Debt	—	13,241,177	—	13,241,177
U.S. Corporate Bonds	—	13,490,265	—	13,490,265
Commercial Mortgage-Backed Securities	—	448	—	448
Foreign Bonds	—	101,491,682	—	101,491,682
Mutual Funds	245,599,249	—	—	245,599,249
Total	$246,007,700	$128,223,572	$—	$374,231,272

Other Financial Instruments
Futures Contracts – Assets	$24,004	$—	$—	$24,004
Forward Foreign Currency Exchange Contracts – Assets	—	1,680,043	—	1,680,043
Forward Foreign Currency Exchange Contracts – Liabilities	—	(163,152)	—	(163,152)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		26,769,063	450,573	(1,087,081)	26,132,555
MFS Institutional Money Market Portfolio		7,285,502	21,689,945	(20,658,963)	8,316,484

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(330,784)	$(5,795,801)	$—	$3,447,058	$237,283,597
MFS Institutional Money Market Portfolio	(389)	163	—	31,008	8,315,652

	$(331,173)	$(5,795,638)	$—	$3,478,066	$245,599,249

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2018 are as follows:

United States	58.9%
United Kingdom	6.0%
Canada	4.1%
Brazil	3.9%
Germany	2.9%
France	2.1%
Netherlands	2.0%
Luxembourg	1.6%
Argentina	1.5%
Other Countries	17.0%

This issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.

8

Quarterly Report

April 30, 2018

MFS® High Income Fund

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 94.7%
Aerospace - 1.8%
Dae Funding LLC, 5%, 8/01/2024 (n)		$8,770,000	$8,452,526
KLX, Inc., 5.875%, 12/01/2022 (n)		7,365,000	7,687,219
TransDigm, Inc., 6%, 7/15/2022		1,845,000	1,868,063
TransDigm, Inc., 6.5%, 7/15/2024		4,015,000	4,082,753
TransDigm, Inc., 6.375%, 6/15/2026		4,610,000	4,633,050

			$26,723,611
Asset-Backed & Securitized - 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.66% (0% cash or 3.05% PIK), (LIBOR-3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$707,326	$71
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.86% (0% cash or 3.25% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,228,381	223
Lehman Brothers Commercial Conduit Mortgage Trust, 1.121%, 2/18/2030 (i)		206,171	5
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		1,419,555	2,129

			$2,428
Automotive - 1.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$10,828,000	$10,635,262
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		7,240,000	6,932,300

			$17,567,562
Broadcasting - 3.6%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$5,450,000	$5,872,375
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		2,280,000	2,451,000
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,920,800
Meredith Corp., 6.875%, 2/01/2026 (n)		6,020,000	6,087,424
Netflix, Inc., 5.875%, 2/15/2025		3,680,000	3,780,060
Netflix, Inc., 4.375%, 11/15/2026		2,735,000	2,556,377
Netflix, Inc., 3.625%, 5/15/2027	EUR	2,835,000	3,401,937
Netflix, Inc., 4.875%, 4/15/2028 (n)		$1,600,000	1,510,000
Netflix, Inc., 5.875%, 11/15/2028 (n)		6,340,000	6,324,150
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		7,975,000	7,396,813
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,780,000	1,768,875
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		6,050,000	5,929,000
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		1,090,000	1,095,450

			$55,094,261
Building - 4.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$6,775,000	$6,984,686
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		3,930,000	3,713,850
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		6,270,000	6,567,825
Gibraltar Industries, Inc., 6.25%, 2/01/2021		4,755,000	4,830,605
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		1,115,000	1,087,125
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		5,035,000	4,883,950
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		6,150,000	6,549,750
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		3,888,000	3,936,600
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		4,860,000	5,078,700
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		5,370,000	5,440,481
Standard Industries, Inc., 6%, 10/15/2025 (n)		5,745,000	5,960,438
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		6,535,000	6,680,077

			$61,714,087

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 4.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$6,170,000	$6,277,975
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	2,975,000	2,989,875
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	4,465,000	4,543,138
CDK Global, Inc., 4.875%, 6/01/2027	9,680,000	9,365,400
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,670,625
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,221,213
Equinix, Inc., 5.75%, 1/01/2025	2,025,000	2,100,938
Equinix, Inc., 5.875%, 1/15/2026	3,720,000	3,850,200
First Data Corp., 5%, 1/15/2024 (n)	11,220,000	11,304,150
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,075,000	6,019,414
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	5,830,000	5,961,175
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	6,045,000	5,772,975

		$63,077,078
Cable TV - 7.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$6,725,000	$6,725,000
Altice Financing S.A., 7.5%, 5/15/2026 (n)	2,260,000	2,226,100
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,745,000	4,638,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	6,065,000	6,093,506
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	10,830,000	10,931,802
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	2,185,000	2,148,128
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	5,490,000	5,448,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,655,000	2,595,263
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,315,000	8,940,537
DISH DBS Corp., 5%, 3/15/2023	1,995,000	1,728,169
DISH DBS Corp., 5.875%, 11/15/2024	2,670,000	2,272,838
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	4,050,000	3,402,000
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,215,000	1,283,344
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,654,763
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,715,625
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	8,125,000	8,350,063
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,771,075
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	7,800,000	7,449,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	7,195,000	7,554,750
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,535,000	1,577,213
Videotron Ltd., 5.125%, 4/15/2027 (n)	9,755,000	9,559,900
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,065,938
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	6,210,000	5,915,025
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	7,210,000	6,813,450

		$114,860,552
Chemicals - 2.0%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$6,320,000	$6,367,400
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	4,959,760
OCI N.V., 6.625%, 4/15/2023 (n)	5,935,000	6,018,090
PolyOne Corp., 5.25%, 3/15/2023	5,675,000	5,809,781
SPCM S.A., 4.875%, 9/15/2025 (n)	7,915,000	7,665,282

		$30,820,313
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$3,320,000	$3,521,001
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	5,440,000	5,596,862
VeriSign, Inc., 4.625%, 5/01/2023	4,975,000	4,987,438
VeriSign, Inc., 5.25%, 4/01/2025	1,950,000	2,001,188
VeriSign, Inc., 4.75%, 7/15/2027	1,735,000	1,663,431

		$17,769,920

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 1.2%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,940,000	$3,044,782
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	2,190,000	2,181,678
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,130,000	5,322,375
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,285,000	7,355,665

		$17,904,500
Conglomerates - 3.9%
Amsted Industries Co., 5%, 3/15/2022 (n)	$9,170,000	$9,152,852
Apergy Corp., 6.375%, 5/01/2026 (n)	2,795,000	2,836,925
Apex Tool Group LLC, 9%, 2/15/2023 (n)	4,480,000	4,368,000
EnerSys, 5%, 4/30/2023 (n)	11,775,000	11,833,875
Enpro Industries, Inc., 5.875%, 9/15/2022	7,410,000	7,632,300
Entegris, Inc., 4.625%, 2/10/2026 (n)	6,780,000	6,542,700
Gates Global LLC, 6%, 7/15/2022 (n)	3,312,000	3,353,400
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	7,005,000	7,092,563
TriMas Corp., 4.875%, 10/15/2025 (n)	7,470,000	7,189,875

		$60,002,490
Construction - 0.9%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,546,000	$231,900
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	2,555,000	397,303
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	5,690,000	5,675,775
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,885,000	1,870,863
Toll Brothers Finance Corp., 4.35%, 2/15/2028	6,505,000	6,017,125

		$14,192,966
Consumer Products - 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$7,250,000	$7,050,625
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	4,480,000	4,502,400
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	720,650
Spectrum Brands, Inc., 5.75%, 7/15/2025	6,980,000	6,973,369

		$19,247,044
Consumer Services - 1.9%
Interval Acquisition Corp., 5.625%, 4/15/2023	$7,100,000	$7,401,750
Matthews International Corp., 5.25%, 12/01/2025 (n)	5,390,000	5,282,200
Service Corp. International, 4.625%, 12/15/2027	4,685,000	4,580,993
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,705,000	6,530,670
West Corp., 8.5%, 10/15/2025 (n)	5,095,000	4,916,675

		$28,712,288
Containers - 4.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$5,470,000	$5,610,196
Berry Global Group, Inc., 6%, 10/15/2022	4,140,000	4,310,775
Berry Global Group, Inc., 5.125%, 7/15/2023	1,710,000	1,720,688
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,341,763
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	1,995,000	1,925,175
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,805,000	3,524,381
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,555,000	4,577,775
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,761,000	7,993,830
Reynolds Group, 5.75%, 10/15/2020	2,674,737	2,694,798
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,357,063
Reynolds Group, 7%, 7/15/2024 (n)	4,570,000	4,758,513
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,394,500
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,375,325

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Sealed Air Corp., 5.5%, 9/15/2025 (n)	$1,445,000	$1,493,769
Silgan Holdings, Inc., 5.5%, 2/01/2022	615,000	624,225
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,270,000	5,099,252
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	4,480,000	4,580,800

		$66,382,828
Electrical Equipment - 0.6%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$10,165,000	$9,732,988

Electronics - 0.7%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,945,000	$4,092,938
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,065,000	6,049,838

		$10,142,776
Energy - Independent - 6.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$9,560,000	$9,894,600
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	7,210,000	7,119,875
Diamondback Energy, Inc., 5.375%, 5/31/2025	9,205,000	9,320,063
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	2,760,000	2,797,950
Gulfport Energy Corp., 6%, 10/15/2024	5,465,000	5,191,750
Gulfport Energy Corp., 6.375%, 5/15/2025	3,355,000	3,219,760
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	7,085,000	6,801,600
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	9,225,000	9,340,313
PDC Energy, Inc., 6.125%, 9/15/2024	9,205,000	9,435,125
QEP Resources, Inc., 5.25%, 5/01/2023	8,910,000	8,687,250
QEP Resources, Inc., 5.625%, 3/01/2026	3,535,000	3,384,763
Sanchez Energy Corp., 6.125%, 1/15/2023	2,800,000	2,022,160
Seven Generations Energy, 6.75%, 5/01/2023 (n)	6,585,000	6,831,938
Seven Generations Energy, 5.375%, 9/30/2025 (n)	3,880,000	3,773,300
SM Energy Co., 6.75%, 9/15/2026	7,380,000	7,509,150
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	5,760,000	5,817,600
WPX Energy, Inc., 6%, 1/15/2022	4,190,000	4,368,075

		$105,515,272
Entertainment - 2.0%
Cedar Fair LP, 5.375%, 6/01/2024	$2,455,000	$2,485,712
Cedar Fair LP, 5.375%, 4/15/2027 (n)	2,775,000	2,761,125
Cinemark USA, Inc., 5.125%, 12/15/2022	3,830,000	3,892,238
Cinemark USA, Inc., 4.875%, 6/01/2023	5,350,000	5,283,125
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,540,000	4,528,650
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	12,415,000	12,131,938

		$31,082,788
Financial Institutions - 1.9%
Aircastle Ltd., 5.125%, 3/15/2021	$1,050,000	$1,077,563
Aircastle Ltd., 5.5%, 2/15/2022	4,465,000	4,665,925
Navient Corp., 7.25%, 1/25/2022	6,075,000	6,424,313
Navient Corp., 7.25%, 9/25/2023	5,250,000	5,486,250
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	11,655,000	11,319,919

		$28,973,970
Food & Beverages - 3.6%
Aramark Services, Inc., 4.75%, 6/01/2026	$6,440,000	$6,246,800
Aramark Services, Inc., 5%, 2/01/2028 (n)	4,040,000	3,933,950
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	7,775,000	7,716,688
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,900,000	1,824,000

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	$6,875,000	$6,668,750
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	4,555,000	4,515,144
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	2,420,000	2,398,825
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	7,360,000	7,028,800
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	7,100,000	7,313,000
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,405,000	7,534,588

		$55,180,545
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$2,155,000	$216

Gaming & Lodging - 3.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,755,000	$5,855,713
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,905,000	6,104,294
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	735,475
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	5,795,000	5,795,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,020,000	6,807,996
MGM Resorts International, 6.625%, 12/15/2021	5,660,000	6,056,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,253,844
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,270,000	3,278,175
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	5,470,000	5,511,025
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,925,000	2,866,500
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,490,000	2,415,325

		$51,679,547
Industrial - 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$5,090,000	$5,255,425
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	7,980,000	7,740,600

		$12,996,025
Insurance - 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$4,690,000	$4,631,375

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,878,631
Centene Corp., 6.125%, 2/15/2024	4,440,000	4,650,900

		$7,529,531
Insurance - Property & Casualty - 0.4%
Hub International Holdings, Inc., 7.875%, 10/01/2021 (n)	$3,690,000	$3,845,718
Hub International Ltd., 7%, 5/01/2026 (n)	2,815,000	2,818,519

		$6,664,237
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,925,000	$6,102,750

Major Banks - 0.9%
Bank of America Corp., 5.875%,to 3/15/2028, FLR to 12/31/2049	$5,645,000	$5,633,710
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049	7,030,000	7,399,075

		$13,032,785
Medical & Health Technology & Services - 5.5%
DaVita, Inc., 5.125%, 7/15/2024	$2,405,000	$2,329,844
DaVita, Inc., 5%, 5/01/2025	5,085,000	4,819,055
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,600,000
HCA, Inc., 5%, 3/15/2024	8,460,000	8,555,175

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5.375%, 2/01/2025	$4,380,000	$4,358,100
HCA, Inc., 5.875%, 2/15/2026	2,040,000	2,065,500
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,942,825
HealthSouth Corp., 5.75%, 11/01/2024	2,105,000	2,141,838
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	4,745,000	4,755,676
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,965,000	5,882,981
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,285,000	2,302,138
Polaris, 8.5%, 12/01/2022 (n)	5,265,000	5,343,975
Quorum Health Corp., 11.625%, 4/15/2023	3,785,000	4,021,563
Tenet Healthcare Corp., 8.125%, 4/01/2022	4,710,000	4,904,288
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,720,000	3,657,225
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	5,255,000	5,110,488
Universal Health Services, Inc., 7.625%, 8/15/2020	6,665,000	6,714,988
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	5,200,000	5,109,000

		$84,614,659
Medical Equipment - 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$5,595,000	$5,678,925
Teleflex, Inc., 4.875%, 6/01/2026	2,535,000	2,499,510
Teleflex, Inc., 4.625%, 11/15/2027	3,330,000	3,180,150

		$11,358,585
Metals & Mining - 4.9%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$1,380,000	$1,311,000
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	3,565,000	3,572,950
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	5,865,000	5,849,165
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	11,451,000	12,281,198
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,725,000	2,612,594
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	2,580,000	2,380,050
Kaiser Aluminum Corp., 5.875%, 5/15/2024	7,785,000	8,018,550
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	771,000	724,740
Kinross Gold Corp., 5.95%, 3/15/2024	1,072,000	1,117,560
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,012,582
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	7,270,000	7,403,041
Novelis Corp., 5.875%, 9/30/2026 (n)	9,065,000	8,997,013
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	4,445,000	4,442,778
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,699,726
Steel Dynamics, Inc., 5.25%, 4/15/2023	2,110,000	2,141,650
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,330,000	4,449,075
TMS International Corp., 7.25%, 8/15/2025 (n)	4,545,000	4,704,075

		$74,717,747
Midstream - 4.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$9,165,000	$9,394,125
DCP Midstream LP, 4.95%, 4/01/2022	2,916,000	2,959,740
DCP Midstream LP, 5.6%, 4/01/2044	2,855,000	2,797,900
DCP Midstream LP, 3.875%, 3/15/2023	5,170,000	4,989,050
Energy Transfer Equity LP, 5.875%, 1/15/2024	7,340,000	7,495,975
Energy Transfer Equity LP, 5.5%, 6/01/2027	1,890,000	1,890,000
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	13,020,000	12,987,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,640,000	5,625,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,645,000	2,565,650
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	13,105,000	12,548,038

		$63,253,828

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$3,790,000	$3,923,408
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	7,545,000	7,491,280

		$11,414,688
Oil Services - 1.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$6,240,000	$5,148,000
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	2,915,000	2,991,519
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	6,775,000	5,284,500
Ensco PLC, 7.75%, 2/01/2026	5,485,000	5,169,613
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	7,385,000	7,080,369

		$25,674,001
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$7,645,000	$7,645,000

Pharmaceuticals - 1.1%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$3,660,000	$3,046,950
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,820,000	1,424,150
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	5,760,000	5,198,400
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	7,020,000	6,331,829

		$16,001,329
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$825,000	$860,063
Teck Resources Ltd., 6.25%, 7/15/2041	4,985,000	5,284,100

		$6,144,163
Printing & Publishing - 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$4,436,000	$4,469,714

Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$6,420,000	$6,227,400
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	8,310,000	7,873,725

		$14,101,125
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$8,601,450
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	3,795,000	3,795,000
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021	583,000	589,979
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)	615,000	591,938

		$13,578,367
Restaurants - 1.1%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,455,000	$5,536,825
IRB Holding Corp., 6.75%, 2/15/2026 (n)	4,630,000	4,467,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,080,000	7,115,400

		$17,120,175
Retailers - 0.5%
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	$1,230,000	$1,186,950
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	6,675,000	6,408,000

		$7,594,950
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$5,840,000	$6,132,000
Univar USA, Inc., 6.75%, 7/15/2023 (n)	9,100,000	9,373,000

		$15,505,000

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 0.3%
Group 1 Automotive, Inc., 5%, 6/01/2022	$5,040,000	$5,054,112

Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$5,700,000	$5,308,125

Telecommunications - Wireless - 4.3%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$2,550,000	$2,435,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,270,000	4,749,588
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,780,139
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	6,705,578
SBA Communications Corp., 4%, 10/01/2022 (n)	7,520,000	7,162,800
SBA Communications Corp., 4.875%, 9/01/2024	1,850,000	1,778,313
Sprint Corp., 7.875%, 9/15/2023	4,755,000	5,099,738
Sprint Corp., 7.125%, 6/15/2024	9,860,000	10,217,425
Sprint Corp., 7.625%, 3/01/2026	1,985,000	2,091,694
Sprint Nextel Corp., 6%, 11/15/2022	9,245,000	9,441,456
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,964,425
T-Mobile USA, Inc., 5.125%, 4/15/2025	3,825,000	3,853,688
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,836,780
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,291,619

		$65,408,493
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,985,000	$3,945,150
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,302,610

		$9,247,760
Transportation - Services - 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$3,695,000	$2,794,344
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,580,000	1,516,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,600,000	3,024,000

		$7,335,144
Utilities - Electric Power - 2.8%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,683,763
Calpine Corp., 5.75%, 1/15/2025	5,260,000	4,826,576
Calpine Corp., 5.25%, 6/01/2026 (n)	3,670,000	3,511,731
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,048,431
Covanta Holding Corp., 5.875%, 3/01/2024	4,295,000	4,230,575
Covanta Holding Corp., 5.875%, 7/01/2025	4,125,000	4,011,563
Drax Finco PLC, 6.625%, 11/01/2025 (z)	5,380,000	5,406,900
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	7,250,000	6,996,250
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	7,485,000	7,634,700

		$43,350,489
Total Bonds		$1,446,234,187

Floating Rate Loans (g)(r) - 0.8%
Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.9%, 10/31/2023	$5,380,760	$5,388,832

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 4.15%, 4/30/2021	$1,455,686	$1,459,326

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.95%, 6/23/2022	$1,735,903	$1,733,733

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.65%, 6/24/2021	$3,603,974	$3,631,003
Total Floating Rate Loans		$12,212,894

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (a)(u)	3,250	$2,890,615

Investment Companies (h) - 3.0%
Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 1.78% (v)	45,766,939	$45,762,362

Other Assets, Less Liabilities - 1.3%		20,539,991
Net Assets - 100.0%		$1,527,640,049

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $45,762,362 and $1,461,337,696, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $822,862,509, representing 53.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.66% (0% cash or 3.05% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-4/28/17	$670,930	$71
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.86% (0% cash or 3.25% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050	4/12/06-4/28/17	2,101,424	223
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	5,409,439	5,406,900
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	9	2,129
Total Restricted Securities			$5,409,323
% of Net assets			0.4%

9

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,569,387	EUR	2,910,600	Citibank N.A.	5/25/2018	$48,446

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	382	$45,696,750	June - 2018	$187,131

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	16	$3,067,111	June - 2018	$(33,079)

At April 30, 2018, the fund had cash collateral of $391,744 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

4/30/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

11

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30 , 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,890,615	$2,890,615
Corporate Bonds	—	1,205,638,497	—	1,205,638,497
Commercial Mortgage-Backed Securities	—	2,134	—	2,134
Asset-Backed Securities (including CDOs)	—	294	—	294
Foreign Bonds	—	240,593,262	—	240,593,262
Floating Rate Loans	—	12,212,894	—	12,212,894
Mutual Funds	45,762,362	—	—	45,762,362
Total	$45,762,362	$1,458,447,081	$2,890,615	$1,507,100,058

Other Financial Instruments
Futures Contracts – Assets	$187,131	$—	$—	$187,131
Futures Contracts – Liabilities	(33,079)	—	—	(33,079)
Forward Foreign Currency Exchange Contracts – Assets	—	48,446	—	48,446

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/18	$2,890,615
Change in unrealized appreciation (depreciation)	0
Balance as of 4/30/18	$2,890,615

The net change in unrealized appreciation/depreciation from investments still held as Level 3 at April 30, 2018 is $0. At April 30, 2018, the fund held one level 3 security.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		31,457,059	99,927,390	(85,617,510)	45,766,939

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,187)	$612	$—	$182,068	$45,762,362

12

Quarterly Report

April 30, 2018

MFS® High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 96.1%
Aerospace - 1.8%
Dae Funding LLC, 5%, 8/01/2024 (n)		$5,670,000	$5,464,717
KLX, Inc., 5.875%, 12/01/2022 (n)		4,775,000	4,983,906
TransDigm, Inc., 6%, 7/15/2022		875,000	885,938
TransDigm, Inc., 6.5%, 7/15/2024		3,535,000	3,594,653
TransDigm, Inc., 6.375%, 6/15/2026		2,585,000	2,597,925

			$17,527,139
Automotive - 1.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$7,164,000	$7,036,481
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK), 9/15/2026 (n)(p)		4,765,000	4,562,488

			$11,598,969
Broadcasting - 3.7%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$4,160,000	$4,482,400
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		935,000	1,005,125
Match Group, Inc., 6.375%, 6/01/2024		4,230,000	4,462,650
Meredith Corp., 6.875%, 2/01/2026 (n)		3,935,000	3,979,072
Netflix, Inc., 5.875%, 2/15/2025		2,375,000	2,439,600
Netflix, Inc., 4.375%, 11/15/2026		1,490,000	1,392,688
Netflix, Inc., 3.625%, 5/15/2027	EUR	2,165,000	2,597,952
Netflix, Inc., 4.875%, 4/15/2028 (n)		$1,220,000	1,151,375
Netflix, Inc., 5.875%, 11/15/2028 (n)		4,090,000	4,079,775
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		5,245,000	4,864,738
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,535,000	1,525,406
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,610,000	3,537,800
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	819,075

			$36,337,656
Building - 4.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$4,240,000	$4,371,228
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		2,460,000	2,324,700
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		4,045,000	4,237,138
Gibraltar Industries, Inc., 6.25%, 2/01/2021		3,120,000	3,169,608
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		845,000	823,875
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		3,355,000	3,254,350
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		4,080,000	4,345,200
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,742,863
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		3,210,000	3,354,450
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,510,000	3,556,069
Standard Industries, Inc., 6%, 10/15/2025 (n)		3,655,000	3,792,063
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		4,225,000	4,318,795

			$40,290,339
Business Services - 4.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$4,975,000	$5,062,063
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		800,000	804,000
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		2,915,000	2,966,013
CDK Global, Inc., 4.875%, 6/01/2027		6,415,000	6,206,513
Equinix, Inc., 5.375%, 1/01/2022		1,060,000	1,093,125
Equinix, Inc., 5.375%, 4/01/2023		2,205,000	2,265,638
Equinix, Inc., 5.75%, 1/01/2025		1,020,000	1,058,250
Equinix, Inc., 5.875%, 1/15/2026		2,470,000	2,556,450

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
First Data Corp., 5%, 1/15/2024 (n)	$7,345,000	$7,400,088
MSCI, Inc., 4.75%, 8/01/2026 (n)	3,925,000	3,889,086
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	3,525,000	3,604,313
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	3,800,000	3,629,000

		$40,534,539
Cable TV - 7.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$4,055,000	$4,055,000
Altice Financing S.A., 7.5%, 5/15/2026 (n)	1,735,000	1,708,975
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	3,135,000	3,064,463
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	3,750,000	3,767,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,240,000	7,308,056
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,302,641
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,530,000	3,503,525
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	1,700,000	1,661,750
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	6,125,000	5,878,775
DISH DBS Corp., 5%, 3/15/2023	1,535,000	1,329,694
DISH DBS Corp., 5.875%, 11/15/2024	1,555,000	1,323,694
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,675,000	2,247,000
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	755,000	797,469
Lynx II Corp., 6.375%, 4/15/2023 (n)	1,580,000	1,591,850
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	1,745,000	1,723,188
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,170,000	5,313,209
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,970,000	1,960,150
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,000,000	4,775,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	4,670,000	4,903,500
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,330,000	1,366,575
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,180,000	6,056,400
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	830,000	786,425
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,960,000	3,771,900
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,740,000	4,479,300

		$74,676,164
Chemicals - 2.0%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,245,000	$4,276,838
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,178,000	3,305,120
OCI N.V., 6.625%, 4/15/2023 (n)	3,855,000	3,908,970
PolyOne Corp., 5.25%, 3/15/2023	3,730,000	3,818,588
SPCM S.A., 4.875%, 9/15/2025 (n)	4,970,000	4,813,197

		$20,122,713
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$2,245,000	$2,380,918
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	3,565,000	3,667,796
VeriSign, Inc., 4.625%, 5/01/2023	3,175,000	3,182,938
VeriSign, Inc., 5.25%, 4/01/2025	1,120,000	1,149,400
VeriSign, Inc., 4.75%, 7/15/2027	1,402,000	1,344,168

		$11,725,220
Computer Software - Systems - 1.2%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$1,850,000	$1,915,934
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,559,053
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,305,000	3,428,938
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	4,790,000	4,836,463

		$11,740,388

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 4.0%
Amsted Industries Co., 5%, 3/15/2022 (n)	$6,000,000	$5,988,780
Apergy Corp., 6.375%, 5/01/2026 (n)	1,800,000	1,827,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)	3,040,000	2,964,000
EnerSys, 5%, 4/30/2023 (n)	7,840,000	7,879,200
Enpro Industries, Inc., 5.875%, 9/15/2022	4,880,000	5,026,400
Entegris, Inc., 4.625%, 2/10/2026 (n)	4,430,000	4,274,950
Gates Global LLC, 6%, 7/15/2022 (n)	2,127,000	2,153,588
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	4,605,000	4,662,563
TriMas Corp., 4.875%, 10/15/2025 (n)	4,750,000	4,571,875

		$39,348,356
Construction - 1.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,723,000	$258,450
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	1,320,000	205,260
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	3,695,000	3,685,763
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,365,000	1,354,763
Toll Brothers Finance Corp., 4.35%, 2/15/2028	4,255,000	3,935,875

		$9,440,111
Consumer Products - 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,775,000	$4,643,688
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	2,990,000	3,004,950
Spectrum Brands, Inc., 6.125%, 12/15/2024	470,000	477,050
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,585,000	4,580,644

		$12,706,332
Consumer Services - 1.9%
Interval Acquisition Corp., 5.625%, 4/15/2023	$4,720,000	$4,920,600
Matthews International Corp., 5.25%, 12/01/2025 (n)	3,540,000	3,469,200
Service Corp. International, 4.625%, 12/15/2027	3,060,000	2,992,068
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,385,000	4,270,990
West Corp., 8.5%, 10/15/2025 (n)	3,405,000	3,285,825

		$18,938,683
Containers - 4.4%
Berry Global Group, Inc., 5.5%, 5/15/2022	$4,010,000	$4,112,776
Berry Global Group, Inc., 6%, 10/15/2022	3,260,000	3,394,475
Crown American LLC, 4.5%, 1/15/2023	3,422,000	3,366,393
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	1,525,000	1,471,625
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	2,440,000	2,260,050
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,945,000	2,959,725
Multi-Color Corp., 6.125%, 12/01/2022 (n)	5,117,000	5,270,510
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,611,020
Reynolds Group, 5.125%, 7/15/2023 (n)	2,515,000	2,530,719
Reynolds Group, 7%, 7/15/2024 (n)	3,210,000	3,342,413
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,689,525
Sealed Air Corp., 5.125%, 12/01/2024 (n)	985,000	999,775
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,188,813
Silgan Holdings, Inc., 5.5%, 2/01/2022	495,000	502,425
Silgan Holdings, Inc., 4.75%, 3/15/2025	3,260,000	3,154,376
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	2,980,000	3,047,050

		$42,901,670
Electrical Equipment - 0.7%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$6,675,000	$6,391,313

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.7%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$2,535,000	$2,630,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,895,000	3,885,263

		$6,515,326
Energy - Independent - 7.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$6,240,000	$6,458,400
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	4,795,000	4,735,063
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,640,000	5,710,500
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	2,105,000	2,133,944
Gulfport Energy Corp., 6%, 10/15/2024	3,870,000	3,676,500
Gulfport Energy Corp., 6.375%, 5/15/2025	1,845,000	1,770,628
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	4,700,000	4,512,000
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	6,030,000	6,105,375
PDC Energy, Inc., 6.125%, 9/15/2024	6,040,000	6,191,000
QEP Resources, Inc., 5.25%, 5/01/2023	5,690,000	5,547,750
QEP Resources, Inc., 5.625%, 3/01/2026	2,240,000	2,144,800
Sanchez Energy Corp., 6.125%, 1/15/2023	1,820,000	1,314,404
Seven Generations Energy, 6.75%, 5/01/2023 (n)	4,300,000	4,461,250
Seven Generations Energy, 5.375%, 9/30/2025 (n)	2,375,000	2,309,688
SM Energy Co., 6.75%, 9/15/2026	4,770,000	4,853,475
SRC Energy, Inc., 6.25%, 12/01/2025 (n)	3,745,000	3,782,450
WPX Energy, Inc., 6%, 1/15/2022	2,752,000	2,868,960

		$68,576,187
Entertainment - 2.1%
Cedar Fair LP, 5.375%, 6/01/2024	$1,410,000	$1,427,639
Cedar Fair LP, 5.375%, 4/15/2027 (n)	2,115,000	2,104,425
Cinemark USA, Inc., 5.125%, 12/15/2022	2,420,000	2,459,325
Cinemark USA, Inc., 4.875%, 6/01/2023	3,570,000	3,525,375
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,995,000	2,987,513
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	8,115,000	7,929,978

		$20,434,255
Financial Institutions - 1.9%
Aircastle Ltd., 5.125%, 3/15/2021	$1,065,000	$1,092,956
Aircastle Ltd., 5.5%, 2/15/2022	2,515,000	2,628,175
Navient Corp., 7.25%, 1/25/2022	3,905,000	4,129,538
Navient Corp., 7.25%, 9/25/2023	3,415,000	3,568,675
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,630,000	7,410,638

		$18,829,982
Food & Beverages - 3.7%
Aramark Services, Inc., 4.75%, 6/01/2026	$4,045,000	$3,923,650
Aramark Services, Inc., 5%, 2/01/2028 (n)	2,885,000	2,809,269
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	5,100,000	5,061,750
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,445,000	1,387,200
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,400,000	4,268,000
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,795,000	2,770,544
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,680,169
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	4,805,000	4,588,775
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	4,695,000	4,835,850
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,800,000	4,884,000

		$36,209,207
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$2,069,000	$207

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 3.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$3,710,000	$3,774,925
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,495,000	3,612,956
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	680,000	685,100
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	3,770,000	3,770,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,670,000	4,528,966
MGM Resorts International, 6.625%, 12/15/2021	3,770,000	4,033,900
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,215,000	4,241,344
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,035,075
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	3,515,000	3,541,363
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,340,000	2,293,200
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	1,410,000	1,367,714

		$33,884,543
Industrial - 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$3,335,000	$3,443,388
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	5,230,000	5,073,100

		$8,516,488
Insurance - 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$3,050,000	$3,011,875

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$1,895,000	$1,944,744
Centene Corp., 6.125%, 2/15/2024	2,910,000	3,048,225

		$4,992,969
Insurance - Property & Casualty - 0.4%
Hub International Holdings, Inc., 7.875%, 10/01/2021 (n)	$2,445,000	$2,548,179
Hub International Ltd., 7%, 5/01/2026 (n)	1,820,000	1,822,275

		$4,370,454
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,795,000	$3,908,850

Major Banks - 0.9%
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	$3,715,000	$3,707,570
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	4,690,000	4,936,225

		$8,643,795
Medical & Health Technology & Services - 5.6%
DaVita, Inc., 5.125%, 7/15/2024	$1,675,000	$1,622,656
DaVita, Inc., 5%, 5/01/2025	3,245,000	3,075,287
HCA, Inc., 7.5%, 2/15/2022	3,750,000	4,125,000
HCA, Inc., 5%, 3/15/2024	5,340,000	5,400,075
HCA, Inc., 5.375%, 2/01/2025	2,930,000	2,915,350
HCA, Inc., 5.875%, 2/15/2026	1,480,000	1,498,500
HealthSouth Corp., 5.125%, 3/15/2023	3,785,000	3,841,775
HealthSouth Corp., 5.75%, 11/01/2024	1,260,000	1,282,050
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,075,000	3,081,919
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	4,000,000	3,945,000
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	1,665,000	1,677,488
Polaris, 8.5%, 12/01/2022 (n)	3,555,000	3,608,325
Quorum Health Corp., 11.625%, 4/15/2023	2,580,000	2,741,250
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,865,000	2,983,181
Tenet Healthcare Corp., 6.75%, 6/15/2023	2,390,000	2,349,669

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	$3,435,000	$3,340,538
Universal Health Services, Inc., 7.625%, 8/15/2020	4,370,000	4,402,775
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,400,000	3,340,500

		$55,231,338
Medical Equipment - 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$3,270,000	$3,319,050
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,646,620
Teleflex, Inc., 4.625%, 11/15/2027	2,520,000	2,406,600

		$7,372,270
Metals & Mining - 4.9%
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	$1,034,000	$982,300
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	2,450,000	2,455,464
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	3,600,000	3,590,280
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,357,000	7,890,383
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,900,000	1,821,625
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	1,595,000	1,471,388
Kaiser Aluminum Corp., 5.875%, 5/15/2024	5,150,000	5,304,500
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	519,000	487,860
Kinross Gold Corp., 5.95%, 3/15/2024	682,000	710,985
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,845,000	1,936,660
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	4,835,000	4,923,481
Novelis Corp., 5.875%, 9/30/2026 (n)	5,825,000	5,781,313
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	3,000,000	2,998,500
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,755,705
Steel Dynamics, Inc., 5.25%, 4/15/2023	555,000	563,325
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,845,000	2,923,238
TMS International Corp., 7.25%, 8/15/2025 (n)	2,930,000	3,032,550

		$48,629,557
Midstream - 4.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$5,895,000	$6,042,375
DCP Midstream LP, 4.95%, 4/01/2022	1,822,000	1,849,330
DCP Midstream LP, 5.6%, 4/01/2044	1,945,000	1,906,100
DCP Midstream LP, 3.875%, 3/15/2023	3,245,000	3,131,425
Energy Transfer Equity LP, 5.875%, 1/15/2024	4,860,000	4,963,275
Energy Transfer Equity LP, 5.5%, 6/01/2027	1,290,000	1,290,000
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	8,530,000	8,508,675
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,400,000	3,391,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	1,959,400
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	8,330,000	7,975,975

		$41,018,055
Network & Telecom - 0.7%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$2,595,000	$2,686,344
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,670,000	4,636,750

		$7,323,094
Oil Services - 1.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$4,064,000	$3,352,800
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	1,930,000	1,980,663
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	4,470,000	3,486,600
Ensco PLC, 7.75%, 2/01/2026	3,620,000	3,411,850
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	4,865,000	4,664,319

		$16,896,232

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$5,030,000	$5,030,000

Pharmaceuticals - 1.1%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$2,385,000	$1,985,513
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,375,000	1,075,938
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	3,555,000	3,208,388
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	4,590,000	4,140,042

		$10,409,881
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$440,000	$458,700
Teck Resources Ltd., 6.25%, 7/15/2041	3,345,000	3,545,700

		$4,004,400
Printing & Publishing - 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,889,000	$2,910,956

Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,080,000	$3,957,600
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	5,265,000	4,988,588

		$8,946,188
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$5,600,000	$5,614,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,610,000	2,610,000
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021	373,000	377,465
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)	406,000	390,775

		$8,992,240
Restaurants - 1.2%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$3,595,000	$3,648,925
IRB Holding Corp., 6.75%, 2/15/2026 (n)	3,090,000	2,981,850
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	4,740,000	4,763,700

		$11,394,475
Retailers - 0.5%
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	$720,000	$694,800
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	4,195,000	4,027,200

		$4,722,000
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$3,860,000	$4,053,000
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,920,000	6,097,600

		$10,150,600
Specialty Stores - 0.3%
Group 1 Automotive, Inc., 5%, 6/01/2022	$3,310,000	$3,319,268

Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$3,625,000	$3,375,781

Telecommunications - Wireless - 4.3%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$1,675,000	$1,599,625
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,435,000	3,095,794
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	1,531,000	1,245,040
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	4,873,000	4,453,630

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
SBA Communications Corp., 4%, 10/01/2022 (n)	$4,725,000	$4,500,563
SBA Communications Corp., 4.875%, 9/01/2024	1,395,000	1,340,944
Sprint Corp., 7.875%, 9/15/2023	3,020,000	3,238,950
Sprint Corp., 7.125%, 6/15/2024	6,345,000	6,575,006
Sprint Corp., 7.625%, 3/01/2026	1,505,000	1,585,894
Sprint Nextel Corp., 6%, 11/15/2022	5,720,000	5,841,550
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,848,838
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,815,963
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,146,896
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,345,000	2,371,381

		$42,660,074
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,881,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	4,100,000	4,037,270

		$5,918,270
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,475,000	$1,871,719
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,065,600
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,675,400

		$5,612,719
Utilities - Electric Power - 2.9%
Calpine Corp., 5.5%, 2/01/2024	$2,710,000	$2,486,425
Calpine Corp., 5.75%, 1/15/2025	3,365,000	3,087,724
Calpine Corp., 5.25%, 6/01/2026 (n)	2,400,000	2,296,500
Covanta Holding Corp., 6.375%, 10/01/2022	2,035,000	2,078,244
Covanta Holding Corp., 5.875%, 3/01/2024	2,680,000	2,639,800
Covanta Holding Corp., 5.875%, 7/01/2025	2,735,000	2,659,788
Drax Finco PLC, 6.625%, 11/01/2025 (z)	3,520,000	3,537,600
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,765,000	4,598,225
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	4,945,000	5,043,900

		$28,428,206
Total Bonds		$944,519,334

Floating Rate Loans (g)(r) - 0.9%
Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 4.292%, 10/31/2023	$3,972,074	$3,978,032

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 4.375%, 4/30/2021	$1,054,556	$1,057,192

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.885%, 6/23/2022	$1,170,176	$1,168,713

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 5.042%, 6/24/2021	$2,290,588	$2,307,768
Total Floating Rate Loans		$8,511,705

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a)(u)	3,300	$2,935,086

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.78% (v)	14,098,984	$14,097,574

Other Assets, Less Liabilities - 1.3%		13,149,007
Net Assets - 100.0%		$983,212,706

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $14,097,574 and $955,966,125, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $539,164,657, representing 54.8% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	$3,539,166	$3,537,600
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	2,725,824	EUR	2,222,730	Citibank N.A.	5/25/2018	$36,997

9

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	248	$29,667,000	June - 2018	$121,488

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	12	$2,300,333	June - 2018	$(25,158)

At April 30, 2018, the fund had cash collateral of $259,157 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

4/30/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	787,315,642	—	787,315,642
Foreign Bonds	—	157,203,692	—	157,203,692
Floating Rate Loans	—	8,511,705	—	8,511,705
Mutual Funds	14,097,574	—	—	14,097,574
Total	$14,097,574	$953,031,039	$2,935,086	$970,063,699

Other Financial Instruments
Futures Contracts – Assets	$121,488	$—	$—	$121,488
Futures Contracts – Liabilities	(25,158)	—	—	(25,158)
Forward Foreign Currency Exchange Contracts – Assets	—	36,997	—	36,997

11

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/18	$2,935,086
Change in unrealized appreciation (depreciation)	0
Balance as of 4/30/18	$2,935,086

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2018 is $0. At April 30, 2018, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,092,907	78,488,620	(81,482,543)	14,098,984

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$901	$—	$—	$64,067	$14,097,574

12

Quarterly Report

April 30, 2018

MFS® Municipal High Income Fund

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.4%
Alabama - 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$1,780,811
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,853,854
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,303,719
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,832,273
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	7,535,000	8,022,891
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.164% (67% of LIBOR-1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	23,140,000	23,140,000
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,426,390
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,890,638
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,538,125
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,485,000	1,314,062
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,230,419
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	585,984
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	671,084
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	670,583
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,192,576
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,477,690
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,208,809
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,793,129
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,189,695
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,807,411

		$69,930,143
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$951,711
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,376,324
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,315,000	3,574,498

		$5,902,533
Arizona - 2.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$340,000	$378,838
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,003,011
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,243,945
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	754,674
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	462,290
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	1,994,428
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	770,000	791,029
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	785,269
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	425,000	430,270
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project – Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,317,895
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,872,805
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	4,937,679
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,122,454
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	717,738
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,118,331
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,799,718
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,248,439
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	870,689
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,695,518
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,919,832
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	884,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	$660,000	$702,966
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,189,223
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,293,341
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,172,083
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,466,236
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,593,976
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,596,345
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,014,015
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,185,491
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,434,929
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,200,000	3,136,800
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	2,955,000	2,936,886
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	3,915,014
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,080,147
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2037	10,065,000	11,705,796
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,410,929
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,169,652
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,729,425
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,354,904

		$102,437,318
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$2,115,000	$2,354,651
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	396,032
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	590,312
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	1,827,991
Bentonville, AR, School District No. 6 Construction Refunding, “B”, N, 4%, 6/01/2047	8,000,000	8,177,360
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	4,923,838

		$18,270,184
California - 6.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,393,480
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	2,933,326
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,343,985
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,305,038
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,487,941
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,358,141
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	17,679,120
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,887,545
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,582,304
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,525,880
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,117,545
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,442,557
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,764,915
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,506,548
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	512,934
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,497,492
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,369,438
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	225,933
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,610,931
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	979,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	$8,405,000	$9,071,432
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,727,920
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,324,759
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,935,000	2,989,063
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	236,930
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	474,398
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	468,517
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,568,908
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	721,440
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	930,740
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,346,068
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	769,515
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	800,614
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	480,262
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,231,317
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	415,000	428,550
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	606,085
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	576,992
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	658,868
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	262,973
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	463,476
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	1
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,493,190
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,185,246
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	802,750
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,004,809
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,143,324
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	574,879
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,833,312
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,531,178
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,804,200
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	504,627
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,465,000	1,551,362
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	495,000	524,349
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	866,354
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,456,100
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,678,392
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,169,230
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,526,639
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	11,960,944
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	11,733,643
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging – Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,110,800
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging – Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,653,632
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,497,412
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	600,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	$1,000,000	$1,073,480
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,082,250
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,195,390
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,045,919
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,411,534
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,250,000	2,252,205
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,019,074
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,197,002
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,738,301
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,838,598
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	2,735,000	3,061,176
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AAC, 4.6%, 6/01/2023	1,185,000	1,187,761
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,353,174
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,658,828
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,862,902
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,879,033
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,074,470
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,607,340
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,694,916
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	476,890
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	2,894,945
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	496,490
Los Angeles County, CA, Regional Financing Authority Rev. (MonteCedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	363,680
Los Angeles County, CA, Regional Financing Authority Rev. (MonteCedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	607,409
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,310,500
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,124,930
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,118,780
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,850,053
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	753,977
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	881,098
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,101,018
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,670,000	1,947,821
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,838,149
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	543,632
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,414,407
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	429,905
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,613,045
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	2,968,596
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,635,103
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,564,610
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,754,750
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,940,879
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,816,600
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	20,000,000	22,218,400
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,374,494
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2032	1,765,000	1,858,880
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2040	1,365,000	1,417,348
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	986,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	$905,000	$1,026,668
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	713,372
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,679,020
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,183,170
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	249,370
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	996,643
State of California, 5%, 8/01/2028	4,865,000	5,819,027
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	667,914
West Contra Costa, CA, Healthcare District, AAC, 5.5%, 7/01/2029	700,000	700,147
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,519,504
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	859,672

		$311,820,511
Colorado - 2.7%
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	$1,250,000	$1,322,825
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	334,896
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	598,573
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	420,118
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	456,786
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,109,002
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	526,402
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	381,987
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	374,829
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	879,849
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	758,498
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	971,630
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), N, 5%, 4/01/2038	295,000	327,353
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), N, 5%, 4/01/2048	350,000	384,412
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), N, 5%, 4/01/2053	365,000	396,799
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,103,320
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,784,862
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,401,347
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,744,659
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	114,575
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,574,733
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,847,313
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	917,285
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	766,892
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,266,955
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	1,685,000	1,754,119
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	5,750,000	5,962,060
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,204,353
Colorado High Performance Transportation Enterprise Senior Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,111,721
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,985,000	3,146,966
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	543,040
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,086,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado State University Board of Governors, System Enterprise Refunding Rev., “C”, 5%, 3/01/2031	$5,190,000	$6,121,086
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	15,000,000	15,505,050
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	5,355,000	5,739,650
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,188,888
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	744,734
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,960,974
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,877,001
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	848,329
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,871,016
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043 (Prerefunded 1/01/2019)	4,440,000	4,660,890
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,307,200
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2037	1,000,000	1,149,790
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,250,000	1,375,613
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,510,310
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	403,000	425,439
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	867,820

		$122,728,711
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$860,000	$860,335
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	3,730,000	4,011,615
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	9,105,650
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,587,200
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,520,000	1,562,666
Hartford County, CT, “C”, AGM, 5%, 11/01/2030	3,300,000	3,783,813
Hartford County, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,233,530
Hartford County, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,825,911
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	10,545,000	11,102,409
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	2,885,000	2,912,206
University of Connecticut, General Obligation, “A”, 5%, 3/15/2026	1,150,000	1,297,223
University of Connecticut, General Obligation, “A”, 5%, 1/15/2033	2,940,000	3,265,928

		$50,548,486
Delaware - 0.2%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$920,000	$924,214
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,617,898
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	947,693
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,086,691
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,258,122
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2036	285,000	306,461
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,473,974
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2046	620,000	659,010

		$8,274,063
District of Columbia - 0.5%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$3,086,711
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	810,983
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	420,000	493,676
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,095,000	1,287,085
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,040,000	1,018,264
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,175,000	1,122,301
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	775,000	741,055
District of Columbia Student Dormitory Rev. (Provident Group – Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,502,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	$5,000,000	$5,053,000
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,677,381
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	930,816

		$24,724,253
Florida - 6.3%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,231,719
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,103,311
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,076,774
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,453,138
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,308,400
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,149,860
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	970,000	960,911
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	755,000	752,811
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	700,000	696,402
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	285,000	318,069
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	270,000	305,762
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	30,000	33,118
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 8.5%, 2/01/2030 (Put Date 5/01/2020)	1,516,200	1,265,542
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	722,023
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	335,411
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,423,766
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	4,868,680
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,846,075
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	400,000	399,284
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	398,732
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,755,000	2,740,977
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	914,973
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,369,384
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	301,032
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	298,437
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	1,055,000	1,161,302
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	6,590,000	7,371,376
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	806,320
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	1,255,000	1,258,050
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	574,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	416,373
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	643,897
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	758,547
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,795,349
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,393,574
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,069,430
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,272,254
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	510,000	511,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	$1,180,000	$1,165,628
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,257,691
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,711,420
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,181,438
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,023,184
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,693,733
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,039,369
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,694,008
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,320,971
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,227,550
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,177,850
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,481,295
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,775,080
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,325,000	1,370,262
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,513,350
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	4,700,000	4,752,405
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	3,854,972
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2033	6,855,000	7,917,251
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	700,000	706,685
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,355,000	1,373,035
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,485,000	2,483,136
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,972,070
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,807,760
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,650,000	1,650,479
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,680,000	4,512,035
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,568,686
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	830,000	830,349
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,579,282
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	1,000,000	1,057,000
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	8,123,118
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,067,260
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,278,860
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,394,607
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,018,819
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	371,244
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,219,440
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	348,267
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	9,710,845
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	275,000	275,655
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,278,532
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	774,995
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,104,891
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	445,000	461,585
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	980,000	1,008,146
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	1,244,250
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,754,270
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	925,000	1,035,501
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	840,000	938,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	$705,000	$792,244
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	820,000	920,065
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,910,000	3,835,906
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,086,230
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,347,837
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	165,000	167,902
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	315,000	315,255
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	502,240
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,387,577
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,562,612
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	831,473
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,385,564
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	940,450
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	519,270
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,378,599
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	451,782
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,660,000	655,484
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	225,000	225,484
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,740,836
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2037	560,000	608,703
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2042	665,000	721,053
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,102,691
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	2,016,731
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	3,900,000	4,227,093
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,190,632
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,770,172
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,352,308
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,487,477
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,382,425
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	319,286
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	172,055
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	158,968
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	340,238
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,007,406
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,354,308
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,876,805
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,701,005
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,052,564
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,285,768
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,125,000	4,126,155
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	320,000	320,694
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	4,937,749
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,054,628
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,598,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	$790,000	$402,900
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017 (d)	57,225	54,364
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,057,520
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	455,000	478,392
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	932,907
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,727,239

		$291,226,208
Georgia - 1.0%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,159,704
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,157,128
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,068,961
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,563,895
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	624,979
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,093,163
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,161,138
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	7,643,650
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	865,000	893,381
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,682,191
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,246,584
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	141,140
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	3,956,580
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	2,330,000	2,344,376
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	4,360,000	4,386,901
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	3,040,445
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,036,597
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,002,966
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,843,945

		$47,047,724
Guam - 0.7%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$12,342,729
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,010,886
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,370,440
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,314,018
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,198,380
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	378,000
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,708,096

		$32,322,549
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$890,000	$977,113
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,314,224
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,052,580
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,129,354
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,108,832
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	11,098,314

		$17,680,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$878,613

Illinois - 10.8%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,231,910
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,685,105
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	840,000	843,091
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,487,695
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	655,000	657,266
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,036,840
Chicago, IL, “A”, 5.25%, 1/01/2028	2,095,000	2,185,420
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,546,325
Chicago, IL, “A”, 5.25%, 1/01/2033	4,230,000	4,367,602
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,503,317
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,948,224
Chicago, IL, “A”, 5%, 1/01/2040	2,775,000	2,797,505
Chicago, IL, “A”, AAC, 5%, 1/01/2023	3,860,000	3,879,802
Chicago, IL, “A”, AAC, 5%, 1/01/2024	1,440,000	1,447,387
Chicago, IL, “A”, AGM, 5%, 1/01/2027	280,000	282,094
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	15,692,240
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	355,000	356,274
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,740,000	4,775,455
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,785,553
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,336,575
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,085,518
Chicago, IL, “C”, NATL, 5%, 1/01/2028	275,000	275,399
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,205,000	5,212,339
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,726,692
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	3,700,000	3,713,431
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	2,880,000	2,890,570
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	1,675,000	1,681,147
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	1,105,000	1,051,739
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	7,804,062
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,495,531
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,212,550
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	2,490,118
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	959,596
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	803,117
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	689,927
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	2,951,615
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	3,405,016
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	5,655,000	5,719,806
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,613,672
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,579,460
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,152,302
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	411,802
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,780,000	1,895,807
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	18,690,000	21,720,023
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,353,633
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-3”, 2.58% (MUNIPSA + 0.83%), 3/01/2036 (Put Date 6/04/2018)	17,330,000	17,320,988
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	5,747,732
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	5,740,000	5,712,276
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	5,610,000	5,500,998
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,175,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	$6,225,000	$6,878,999
Chicago, IL, General Obligation, “A”, AAC, 5.5%, 12/01/2019	450,000	465,395
Chicago, IL, Modern Schools Across Chicago Program, “D”, AAC, 5%, 12/01/2022	4,465,000	4,481,253
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	743,702
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	368,942
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,500,161
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,562,971
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,139,411
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	819,520
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,263,075
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,115,069
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	579,425
Chicago, IL, Wastewater Transmission Rev., “B”, AGM, 5%, 1/01/2031	4,140,000	4,643,217
Cook County, IL, 5%, 11/15/2034	835,000	920,245
Cook County, IL, 5%, 11/15/2035	3,030,000	3,330,000
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	7,945,000	8,558,751
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	879,000	880,134
Illiinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2027	4,970,000	5,663,166
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,117,620
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	731,689
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,877,994
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	205,000	228,835
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	127,173
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,837,638
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,589,467
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	796,336
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,757,989
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,161,860
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,157,280
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,839,291
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,567,542
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	3,830,886
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	723,391
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,666,090
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,276,579
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,180,909
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,689,930
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.668% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,073,788
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	4,109,092
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,897,501
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,860,000	9,757,653
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,043,999
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,443,945
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,443,539
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,560,909
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,304,512
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	686,470
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	940,000	1,001,523
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	755,000	805,615
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,031,188
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,592,730
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,706,353
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	12,490,000	12,104,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	$3,600,000	$3,926,520
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	443,249
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	872,009
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	437,020
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	1,875,000	2,111,644
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,276,378
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	16,024,963
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	560,000	615,972
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,600,000	1,602,736
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	2,325,000	2,507,559
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,228,550
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,657,000	2,662,234
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	3,390,000	2,475,446
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,557,619
State of Illinois, 5%, 8/01/2018	18,285,000	18,387,213
State of Illinois, 5%, 6/01/2020	5,595,000	5,780,027
State of Illinois, 5%, 1/01/2028	550,000	560,461
State of Illinois, 5%, 5/01/2028	4,130,000	4,233,126
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,369,829
State of Illinois, 5%, 11/01/2028	2,595,000	2,682,088
State of Illinois, 5%, 2/01/2029	2,820,000	2,914,639
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,034,611
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,292,224
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,231,270
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	6,696,219
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,157,557
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,294,721
State of Illinois, “D”, 5%, 11/01/2027	20,135,000	20,969,394
State of Illinois, “D”, 5%, 11/01/2028	7,380,000	7,651,067
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,123,103
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,302,038

		$500,254,720
Indiana - 1.6%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,215,610
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), 1.65%, 12/01/2037 (Put Date 6/01/2018)	1,480,000	1,479,512
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), “A”, 1.65%, 5/01/2034 (Put Date 6/01/2018)	5,640,000	5,638,139
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	6,955,000	7,417,368
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,830,758
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,262,507
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	495,779
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,220,546
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,250,386
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,710,216
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,471,574
Indianapolis, IN, Local Public Improvement Bond Bank (Pilot Infrastructure Project), “B”, 4%, 1/01/2037	10,010,000	10,334,024
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,471,885
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	4,906,227
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,652,118
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,522,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$4,370,000	$5,101,057
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,759,638

		$74,739,565
Iowa - 0.8%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043 (Prerefunded 6/01/2018)	$3,000,000	$3,010,200
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	881,696
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,625,366
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	782,453
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,245,000	1,312,504
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,745,000	1,772,239
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	325,000	331,143
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	790,000	824,973
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	795,000	831,133
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	95,000	98,856
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,615,000	1,680,521
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,339,281
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,510,935
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	15,405,000	15,484,336

		$37,485,636
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$3,858,948
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,604,055
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,488,345
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	645,596
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,186,410
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,637,120
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,327,860
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,185,872
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,071,473
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,369,408
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,213,880
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	646,325
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,351,176
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	630,138
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	728,552
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	589,530
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,330,000	1,353,049
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	503,905
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,765,000	1,751,304
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,834,217
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,907,666

		$35,884,829
Kentucky - 2.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,037,011
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,037,955
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,385,433
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,057,881
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,856,408
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,357,200
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	14,489,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027 (Prerefunded 8/15/2018)	$405,000	$409,277
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2046	5,245,000	5,614,563
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,734,689
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2037	3,040,000	3,264,686
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2041	1,995,000	2,111,309
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 5.25%, 6/01/2041	1,555,000	1,685,713
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2045	2,490,000	2,623,638
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	6,799,122
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,127,920
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027	410,000	414,080
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), AGM, 5%, 12/01/2047	1,605,000	1,734,251
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,116,571
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,635,210
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,210,091
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,815,986
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,439,710
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,719,579
Kentucky Economic Development Finance Authority, Solid Waste Refunding Rev. (Republic Services, Inc.), “A”, 1.65%, 4/01/2031 (Put Date 6/01/2018)	3,110,000	3,110,000
Louisville/Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,543,421
Louisville/Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,445,674
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,707,267
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,911,929
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,628,849

		$96,024,552
Louisiana - 1.2%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,645,830
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,284,384
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,037,800
Louisiana Local Government, Environmental Facilities & Community Development Authority Refunding Bonds Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	932,436
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	7,880,000	8,019,870
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,254,485
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,893,535
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,275,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	$4,000,000	$4,403,400
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,641,368
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,959,303
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,766,326
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	3,915,135
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,105,043
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	956,218
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,610,603
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,192,849

		$53,894,369
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$2,693,297
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,669,400

		$9,362,697
Maryland - 1.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,349,159
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,804,998
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	1,465,000	1,617,697
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,427,946
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,287,087
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,850,341
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	2,600,000	2,644,252
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,261,358
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	3,016,962
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	850,799
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	749,105
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,204,169
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,110,469
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,977,119
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,211,197
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	885,000	944,994
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	395,521
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,594,868
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,604,614
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,507,070
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	933,642
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,141,877
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	962,677
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,647,397
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,721,603
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,750,982

		$49,567,903
Massachusetts - 4.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2047	$18,410,000	$20,971,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2041	$4,690,000	$5,402,646
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	8,460,000	9,730,354
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 1/01/2038	10,000,000	11,503,600
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,000,000	5,696,950
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2042	5,000,000	5,692,700
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,535,000	2,825,942
Massachusetts Development Finance Agency Refunding Rev., Newbridge on The Charles, Inc., 5%, 10/01/2037	400,000	426,580
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,263,135
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,598,132
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,304,108
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	909,348
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,829,138
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	3,235,000	3,536,599
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	1,902,416
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,053,760
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,063,410
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,176,160
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2042	2,900,000	3,056,745
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2047	7,500,000	7,876,350
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	840,000	843,377
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	900,997
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	226,488
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	543,863
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	52,683	52,694
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	58,075
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2047	1,380,000	1,458,467
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	4,580,000	4,786,192
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,618,704
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	2,080,000	2,514,803
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	40,000	40,913
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	187,711
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	491,383
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,584,030
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	915,920
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	534,413
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	715,453
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	359,164
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,844,266
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,217,507
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,063,514
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,058,227
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,587,653
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,787,068
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.814%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	710,927
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	975,000	1,004,630
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	665,000	682,835
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,195,000	1,206,281
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	261,348
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,100,000	1,130,525
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,145,000	1,180,094
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,490,000	2,435,344
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	16,890,000	16,519,265
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,095,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030	$2,230,000	$2,327,607
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	60,053
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	985,000	1,019,436
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	364,616
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	2,760,000	2,794,500

		$186,003,976
Michigan - 2.0%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$9,635,000	$10,301,838
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,361,112
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	395,141
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,206,351
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	562,087
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	555,000	580,624
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	1,275,000	1,322,825
Great Lakes Water Authority, Michigan Sewage Disposal System Rev., “B”, AGM, 5%, 7/01/2034	5,180,000	5,852,986
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,368
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,050,427
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	648,526
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	830,704
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,221,379
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,608,790
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	959,814
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,251,477
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,475,568
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,568,230
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	962,588
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,455,076
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,498,492
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,765,000	3,180,192
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2035	3,225,000	3,700,655
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,656,393
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	5,890,000	6,124,363
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,668,943
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	915,633
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,122,335
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	7,092,095
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,112,973
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	2,105,956
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,420,973
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	822,060
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	620,379
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,334,104
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,380,788

		$90,122,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.2%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$523,650
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,162,990
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,310,000	1,355,785
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	251,833
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	430,097
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	718,663
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	693,523
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,437,622
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	257,610
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,281,088

		$10,112,861
Mississippi - 0.3%
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	$1,350,000	$1,415,219
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	2,045,000	2,149,888
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,003,117
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,275,464
University of Mississippi Medical Center Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2030	3,900,000	4,462,536

		$15,306,224
Missouri - 1.1%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$748,500
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,095,755
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,630,195
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	1,795,000	1,809,791
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,191,274
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	5,740,000	5,832,586
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	504,604
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,740,321
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,412,930
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,908,292
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,390,874
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	795,000	838,749
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,020,000	1,054,058
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	875,000	905,721
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,170,000	1,155,773
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	725,552
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	503,206
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,383,374
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,223,596
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,033,017
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,782,755
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,250,000	1,257,675
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,142,283
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,291,023
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,785,000	3,915,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Metropolitan Sewer District Wastewater System Rev., “A”, 5%, 5/01/2042	$3,000,000	$3,444,540

		$50,921,989
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$1,045,000	$1,100,458

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2034	$1,200,000	$1,391,472
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	1,940,000	2,250,866
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	3,875,000	4,554,210
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	500,000	503,365
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,495,000	1,554,740
Omaha, NE, Public Power District, Electric System Rev., “A”, 5%, 2/01/2042	7,500,000	8,619,525

		$18,874,178
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$595,000	$601,093
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,756,366
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	945,000	962,936
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,254,392
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	1,625,000	1,645,751
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,018,690
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,026,541

		$9,265,769
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,935,000	$5,212,298
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	775,000	824,910
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	987,551
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,806,863
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,771,180
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,055,089
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,026,991
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,842,954

		$21,527,836
New Jersey - 4.3%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$295,000	$329,778
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	390,000	429,729
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	536,045
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,425,000	2,424,855
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	483,961
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	478,936
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	740,149
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,749,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	$1,305,000	$1,393,636
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	140,000	147,822
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,746,225
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,350,848
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,657,273
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	657,833
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,356,419
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,422,602
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,733,734
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	2,530,000	2,802,203
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,810,000	3,084,930
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	111,108
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	658,456
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	765,595
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,057,388
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,598,395
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	367,562
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	356,837
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,075,844
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,159,714
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	578,712
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	882,280
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	736,278
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,084,157
New Jersey Economic Development Authority Rev., School Facilities Construction, “N-1”, AAC, 5.5%, 9/01/2026	4,490,000	5,225,462
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,207,105
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	4,525,000	4,628,125
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,260,219
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,495,429
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,036,471
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,617,289
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,919,145
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,585,000	1,540,430
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	430,416
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	5,778,091
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,770,818
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031 (u)	8,500,000	8,139,770
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	4,529,824
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,168,665
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,851,674
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,842,953
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,557,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2034	$1,455,000	$1,555,846
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,371,917
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,588,280
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,638,251
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	7,024,090
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,730,000	2,733,276
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,650,000	1,653,861
New Jersey Tobacco Settlement Financing Corp., “B”, 5%, 6/01/2046	21,365,000	22,416,585
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,854,014
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, 5%, 6/15/2042	3,350,000	3,445,207
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,062,925
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	5,110,488

		$197,412,896
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$12,733,561
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,532,774
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,850,000	1,951,140

		$16,217,475
New York - 4.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,420,198
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,053,670
Build NYC Resource Corp. Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	196,428
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,241,925
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,686,802
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,746,470
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	580,000	584,222
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	1,995,344
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	7,284,733
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,201,620
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,230,000	1,329,974
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	847,133
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,276,480
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,052,984
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	867,360
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	975,000	1,009,154
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,570,000	1,627,415
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,063,000
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,613,220
New York Environmental Facilities Corp., Revolving Fund Rev. Subordinated Bonds (New York City Municipal Water Finance Authority Project), “E”, 5%, 6/15/2042	7,000,000	8,037,260
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	28,683,401
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	17,430,000	18,310,912
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,371,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	$4,760,000	$5,035,080
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,710,000	9,148,374
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,801,786
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,472,805
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,275,000	5,868,279
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,080,000	3,418,461
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,730,000	1,918,622
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,260,399
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,227,201
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,112,105
New York, NY, City Transitional Finance Authority Rev., “F-1”, 5%, 5/01/2042	7,390,000	8,373,387
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,062,233
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	523,458
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	529,370
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,459,813
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	2,900,000	2,900,812
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,666,495
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,039,874
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	905,718
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	448,790
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,245,594
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	3,830,000	3,699,206
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,498,986

		$200,118,256
North Carolina - 0.5%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$2,500,000	$2,603,875
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	3,875,493
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,595,205
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,344,518
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,818,499
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,885,023
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,141,067
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,404,731
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	803,457
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	551,985
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,074,833
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,186,194
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	873,393
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,358,706
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,071,520

		$23,588,499

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.4%
County of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$2,610,000	$2,840,515
County of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,285,155
County of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	9,245,000	9,894,554
County of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	1,305,000	1,391,143
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	590,000	610,526
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,330,000	1,387,137

		$19,409,030
Ohio - 7.1%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,732,366
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,471,955
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	34,080,000	33,511,546
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,965,037
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	26,521,530
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,444,859
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	11,225,000	11,197,387
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	91,630,000	92,911,904
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	14,535,000	14,843,869
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,516,605
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,015,780
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,257,875
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	1,973,954
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	3,615,000	3,916,166
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,407,508
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	976,506
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,597,081
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	954,620
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,055,340
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,095,000	1,203,153
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	3,915,000	4,113,530
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,307,282
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.25%, 2/15/2047	7,465,000	7,900,433
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	875,000	951,764
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	13,520,000	14,644,323
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,471,742
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,163,689
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,265,000	9,476,318
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	465,014
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,372,073
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,453,581
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	1,835,000	1,818,705
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	2,325,000	2,306,470
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	3,115,000	3,149,016
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,637,579
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,735,000	3,743,142
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	754,349
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,014,619
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	2,645,000	2,748,499
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,760,362
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,235,597

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$405,000	$443,771
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,675,570
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,900,534

		$326,983,003
Oklahoma - 1.7%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,170,104
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5.25%, 8/01/2057	4,400,000	4,691,632
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5%, 8/01/2052	3,825,000	4,036,255
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,469,550
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	782,445
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	3,901,153
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,369,231
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	5,285,000	5,818,574
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,397,265
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,045,000	7,865,531
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	10,040,000	11,138,175
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	3,844,960
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	699,679
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,032,736
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,144,087
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,624,308
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,073,089

		$78,058,774
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$697,601
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,186,713
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	851,569
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,295,000	2,470,751
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,496,470
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,287,194

		$10,990,298
Pennsylvania - 6.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$700,000	$756,924
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	930,000	997,286
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,230,000	1,252,571
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	2,025,000	2,063,050
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	395,000	419,530
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	835,441
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	819,063
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	2,175,000	2,312,199
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,704,523
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,106,733
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,156,875
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,766,682
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	445,000	496,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$460,000	$511,635
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	390,000	433,466
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	175,000	194,082
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	4,825,000	5,046,709
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 12/15/2047	2,040,000	2,107,565
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,783,353
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	842,482
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	831,455
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 4.75%, 12/15/2037	885,000	904,859
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 5%, 12/15/2051	610,000	625,427
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,853,310
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	344,735
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	1,395,000	1,566,376
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	1,195,000	1,336,428
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	605,000	672,270
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,848,385
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), AGM, 5%, 6/01/2032	11,030,000	12,333,525
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,080,509
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,467,786
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	990,447
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,510,244
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,797,714
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	940,603
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	837,918
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,544,125
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	721,145
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	92,071
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,435,752
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	518,650
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	254,370
Delaware Valley, PA, Regional Finance Authority, AAC, 5.5%, 8/01/2018	1,680,000	1,695,070
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	355,473
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	445,376
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	341,676
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	188,635
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,048,027
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,429,128
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,125,000	3,031,281
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	653,115
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	230,219
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,404,155
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,559,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	$8,510,000	$9,103,658
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,350,385
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,136,158
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	1,075,000	1,086,288
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,453,725
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,217,834
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	10,802,417
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A” , 1.75%, 4/01/2019 (Put Date 7/01/2018)	3,485,000	3,483,258
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “B”, 1.65%, 12/01/2030 (Put Date 7/01/2018)	2,870,000	2,870,144
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,592,512
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,590,953
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	797,927
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,755,630
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	8,435,000	9,218,696
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	4,990,000	5,165,399
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,100,422
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	2,006,979
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,007,552
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,468,640
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	510,660
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,663,623
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,944,838
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.625%, 8/01/2036	885,000	900,390
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.75%, 8/01/2046	4,790,000	4,868,077
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,396,159
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,919,167
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,110,360
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,252,172
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,191,934
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	924,792
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,825,394
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	997,621
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,459,347
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2037	2,655,000	2,856,143
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	10,580,000	11,106,355
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	3,245,000	3,131,555
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	4,690,000	4,511,170
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2037	2,290,000	2,428,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2042	$2,600,000	$2,744,560
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2049	3,655,000	3,838,408
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	4,860,000	5,370,737
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	4,650,000	5,119,511
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,104,043
Philadelphia, PA, School District, “A”, N, 5%, 9/01/2033	405,000	457,265
Philadelphia, PA, School District, “A”, N, 5%, 9/01/2035	1,015,000	1,137,571
Philadelphia, PA, School District, “A”, N, 5%, 9/01/2036	510,000	570,185
Philadelphia, PA, School District, “A”, N, 5%, 9/01/2037	510,000	568,788
Philadelphia, PA, School District, “A”, N, 5%, 9/01/2038	510,000	567,860
Philadelphia, PA, School District, “B”, N, 5%, 9/01/2043	1,525,000	1,678,705
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,077,941
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	269,115
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,309,973
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,239,340
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	19,350,000	21,560,738
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	715,000	716,494
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	361,791
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	422,930
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	390,000	409,847

		$299,228,067
Puerto Rico - 7.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$8,150,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	810,000	811,904
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,360,737
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	4,800,000	4,368,096
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AAC, 5.25%, 7/01/2018	1,305,000	1,309,789
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,225,106
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,200,074
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,110,464
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	4,440,000	4,899,940
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,373,951
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	616,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	26,815,429
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	11,374,823
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,131,514
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	5,575,000	5,589,941
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,090,000	3,083,975
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	8,955,000	9,938,617
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	9,105,000	10,047,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2041	15,180,000	16,775,722
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	1,615,000	1,587,900
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,151,803
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	9,540,000	10,175,364
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2018	165,000	163,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	875,000	833,674
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	1,545,000	1,409,117
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	810,000	754,450
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	799,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$2,320,000	$2,403,497
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	907,008
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	515,000	512,626
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,449,948
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,266,990
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.021%, 7/01/2018	6,155,000	6,160,970
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,402,028
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	468,181
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,665,000	3,671,084
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	840,000	841,655
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,260,810
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	554,334
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,332,103
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	66,671
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,234,150
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	354,247
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	240,010
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,150,380
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	259,990
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	185,350
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,013,015
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	695,229
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,830,164
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,045
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	815,000	815,766
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,230,049
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	64,780
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	491,534
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,705,307
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	155,355
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	902,514
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	375,000	412,159
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2026	1,070,000	1,084,081
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	483,469
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	3,761,649
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,165,000	5,132,874
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,015,000	4,930,848
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities – AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,077,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,555,053
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	161,288
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	60,000	59,775
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	564,522
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	715,000	712,319
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	628,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	188,504
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,466,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	$980,000	$908,950
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,183,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,120,000	963,200
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,405,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	412,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	200,200
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2018	715,000	717,910
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,672,742
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	11,986,473
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,189,483
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	5,775,000	5,985,614
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	17,840,000	18,447,987
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,108,669
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	13,415,000	7,287,565
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	2,853,224
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	551,213
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	1,670,214
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “C”, AAC, 0%, 7/01/2028	1,085,000	622,486
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	325,683
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,600,294
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,472,440
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	490,774
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	690,738
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,535,316
Puerto Rico Public Buildings Authority, Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	735,000	735,544
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,940,000	1,972,301
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2047	78,835,000	14,906,910
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	12,535,000	1,621,653
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	5,990,000	1,566,026
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	17,315,000	4,280,961
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	9,660,000	2,128,774
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	25,810,000	5,395,064
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	12,770,000	2,977,709
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	425,740
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	8,228,816
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	594,976

		$361,301,071
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$2,024,089
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,890,000	2,883,931

		$4,908,020
South Carolina - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$4,385,069
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,590,000	1,638,368
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,260,000	1,291,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	$940,000	$984,011
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,051,302
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	1,950,000	2,027,727
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,418,875
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,576,161
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,932,337
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	825,479
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	965,173
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,742,570
South Carolina Ports Authority, 5.25%, 7/01/2050	1,485,000	1,640,420
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,857,153

		$31,336,473
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,664,415

Tennessee - 0.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$781,538
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,626,329
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,411,330
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,282,100
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,686,260
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,797,563
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	752,019
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	800,000	878,968
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	539,110
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,314,820
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	516,095
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,040,540
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,325,625
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,091,936
Tennessee Housing Development Agency, Residential Financing Program Rev., “1”, 4%, 1/01/2043	2,740,000	2,876,918

		$30,921,151
Texas - 7.1%
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	$800,000	$907,896
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	741,008
Arlington, TX, (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,816,364
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	819,926
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,663,955
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,041,355
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,686,440
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,603,012
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	539,638
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,021,405
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,029,268

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center Hotel First Tier Rev. (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$890,000	$1,009,598
Austin, TX, Convention Center Hotel First Tier Rev. (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,501,742
Austin, TX, Convention Center Hotel Second Tier Rev. (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	682,170
Austin, TX, Convention Center Hotel Second Tier Rev. (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	445,756
Austin, TX, Convention Center Hotel Second Tier Rev. (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	647,303
Austin, TX, Convention Center Hotel Second Tier Rev. (Convention Enterprises, Inc.), “B”, 5%, 1/01/2034	260,000	283,436
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	116,250
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,745,483
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	8,654,200
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,645,751
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,428,550
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	957,858
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	771,839
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,098,529
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	415,000	414,141
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,432,864
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,841,843
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,655,841
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,752,419
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	9,858,813
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,094,310
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,973,832
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,417,625
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	883,663
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	7
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,720,922
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,475,288
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,556,727
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	201,763
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	489,128
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,261,100
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	15,200,061
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	264,535
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	511,178
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,444,764
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,430,029
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,201,690
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	4,997,934
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,715,031
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,063,042
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,195
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,389,240
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,760,046
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,684,890
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,488,211
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	2,862,588
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	320,937
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	953,218
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	789,593
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	512,835
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,800,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 1.65%, 1/01/2020 (Put Date 7/01/2018)	$14,140,000	$14,140,707
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.65%, 1/01/2026 (Put Date 5/01/2018)	12,000,000	12,000,000
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	505,347
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	690,000	750,196
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,787,886
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,097,300
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	2,000,000	2,088,480
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	295,000	297,891
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	420,000	420,130
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	835,000	835,543
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	960,000	952,637
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	1,140,000	1,120,153
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-2”, 3%, 11/15/2021	650,000	645,249
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,416,995
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,508,438
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,556,333
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	445,000	436,616
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	445,000	457,153
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	665,000	662,726
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	445,000	432,464
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	254,822
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,169,942
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,529,658
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,521,153
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	530,817
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	801,953
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,220,249
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,907,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	$610,000	$640,677
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	414,328
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	341,285
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	332,732
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	824,146
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2037	695,000	753,158
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2042	815,000	880,656
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,379,395
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,357,800
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,580,827
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	2,250,000	2,336,490
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	540,000	541,960
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	595,000	589,907
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	715,000	700,242
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	1,435,000	1,434,914
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,409,677
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	6,020,000	6,565,231
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,227,747
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,257,029
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,942,836
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,734,720
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,253,957
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	3,959,002
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	330,000	341,180
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	552,204
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,583,760
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,494,321
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,375,916
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,815,533
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	852,833
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	3,812,325
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	5,765,760
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	7,180,000	7,852,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	$1,740,000	$1,742,349
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,094,520
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,425,858
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,152,119
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	916,940
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	14,305,000	12,553,782
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	694,703
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,607,086
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,274,120
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,101,676
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,535,463
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	3,987,449
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	600,000	644,076

		$326,063,353
Utah - 0.3%
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	$3,615,000	$3,733,355
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,895,000	4,020,030
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,294,753
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	726,883
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	490,000	466,676
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	759,408
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	2,395,000	2,483,136
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,375,587

		$15,859,828
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,030,798
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,797,774
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	2,445,000	2,444,095

		$11,272,667
Virginia - 0.8%
Commonwealth of Virginia, Board of Transportation, Federal Transportation Grant, 4%, 5/15/2034	$2,245,000	$2,361,381
Commonwealth of Virginia, Board of Transportation, Federal Transportation Grant, 4%, 5/15/2036	1,795,000	1,879,096
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,765,000	5,155,968
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	73,643
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,011,278
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,486,771
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,817,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Roanoke, VA, Economic Development, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	$1,140,000	$1,296,408
Roanoke, VA, Economic Development, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	551,779
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,052,278
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,774,797
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,536,329
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,552,441
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	15
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	131

		$38,549,855
Washington - 0.8%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,351,400
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,633,855
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	3,873,758
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,215,000	1,340,121
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	810,000	891,405
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	875,000	962,211
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,565,857
Washington Housing Finance Commission Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	690,000	690,269
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,597,908
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	4,871,584
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	3,084,048
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,026,910
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,036,100
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,416,744
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,671,168

		$36,013,338
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,439,843
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	574,956
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,117,912
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	740,000	734,531
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	1,760,000	1,806,710
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,047,510
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,301,096
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,092,180
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,475,116

		$13,589,854
Wisconsin - 3.0%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	$2,530,000	$2,653,945
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,369,935
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,277,966
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,275,158
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	2,850,000	2,871,147
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	768,923
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,554,091
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,152,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	$955,000	$987,842
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,035,000	2,196,905
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,035,584
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,562,065
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,045,271
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,277,864
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	519,280
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,108,411
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2040	445,000	461,501
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2045	595,000	615,617
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2050	2,430,000	2,508,319
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	688,880
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	805,000	829,029
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,051,804
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,028,658
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,815,000	2,877,409
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	460,000	471,518
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	561,298
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	920,000	959,974
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,215,000	1,246,055
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	628,076
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	573,215
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	12,340,000	13,039,184
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	9,271,861
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,260,000	4,919,661
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,415,918
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,030,000	3,322,880
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,026,315
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,175,508
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	2,105,000	2,284,620
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,144,558
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	6,500,000	7,008,690
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	2,004,784
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,834,025
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,803,085
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,746,254
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,617,541
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,165,000	1,226,232
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,117,453
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,582,424
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	3,023,947

		$139,723,393
Total Municipal Bonds		$4,547,451,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.78% (v)	66,421,196	$66,414,553

Other Assets, Less Liabilities - 0.2%		9,644,892
Net Assets - 100.0%		$4,623,510,681

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $66,414,553 and $4,547,451,236, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,184,719, representing 0.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(v)	Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LOC	Letter of Credit

Insurers
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,547,451,236	$—	$4,547,451,236
Mutual Funds	66,414,553	—	—	66,414,553
Total	$66,414,553	$4,547,451,236	$—	$4,613,865,789

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		71,284,047	281,805,596	(286,668,447)	66,421,196

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(12,913)	$11,688	$—	$455,648	$66,414,553

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.